Note 14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Net loss									$ (347,091)	$ 6,610,516	$ (6,121,224)
Shares (denominator) (in shares)									7,523,022	7,587,686	7,354,513
Net income (loss) per share - basic and diluted (in dollars per share)	$ 0.15	$ (0.05)	$ (0.03)	$ (0.12)	$ 0.00	$ 0.71	$ 0.45	$ (0.29)	$ (0.05)	$ 0.87	$ (0.83)